Other assets (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other assets
Prepayments	€ 235.2	€ 221.1	€ 145.1
Interest receivable	0.3	1.0	3.4
Total other assets	€ 235.5	€ 222.1	€ 148.5